Accounts Payable	12 Months Ended
Dec. 31, 2020
Accounts Payable
Accounts Payable

14. Accounts Payable

	December 31,
	2020	2019

	(in US$’000)
Accounts payable—third parties	26,756	19,598
Accounts payable—non-controlling shareholders of subsidiaries (Note 23(iv))	4,856	4,363
	31,612	23,961

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.